Segmental reporting - Split of income by geographic region (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Total income	£ 9,694	£ 9,804
United Kingdom
Disclosure of operating segments [line items]
Total income	3,185	3,555
Europe
Disclosure of operating segments [line items]
Total income	1,190	1,255
Americas
Disclosure of operating segments [line items]
Total income	4,617	4,234
Africa and Middle East
Disclosure of operating segments [line items]
Total income	39	42
Asia
Disclosure of operating segments [line items]
Total income	£ 663	£ 718